SECURED NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Secured Notes Payable
SECURED NOTES PAYABLE

NOTE 3 – SECURED NOTES PAYABLE

Senior Secured Business Loan Agreement

During the year ended December 31, 2025, the Company entered into a series of Senior Secured Promissory Notes with investors (the “Notes”) for an aggregate principal amount of $975,845 with the Company receiving cash proceeds of $929,376. The Company recognized debt discount of $46,469 at the issuance of the notes. The Notes mature on December 31, 2026, bear interest at 15% per year, were issued with a 5% original issue discount and are secured by all assets of the Company. In the event the Company enters into a qualified financing event as defined in the agreement, in which the Company receives gross proceeds of at least $2,500,000, the Company shall apply 50% of the proceeds from such offering to redeem the Notes. The cash redemption amount payable to each holder in connection with such Qualified Financing Redemption shall be equal to the product of (I) post-money valuation of the Company following such Qualified Financing and (II) the quotient of (x) the outstanding note balance of the Note held by such holder on the date of such Qualified Financing Redemption and (y) the lower of (i) the product of 0.8 and the post-money valuation of the Company following such Qualified Equity Financing and (ii) $7 million (such amount redeemed, the “Qualified Financing Redemption Amount”); provided, however, that the Qualified Financing Redemption Amount paid to any holder shall not be greater than five hundred percent (500%) of the Outstanding Note Balance of the Note held by such holder on the date of such Qualified Financing Redemption. The Note does not grant the Holder any equity, conversion rights, or ownership in the Company. The Notes and any accrued and unpaid interest are due and payable in the event of a change of control of the Company.

During the period ended March 31, 2026, the Company redeemed certain Notes with a principal balance of $118,971 together with accrued interest of $9,044 for an aggregate cash redemption amount of $640,627. The Company recognized a total loss on settlement of senior secured redeemable notes of $513,512.

The Company recognized amortization of debt discount on Notes of $17,241 and $0 during the periods ended March 31, 2026 and 2025, respectively. As of March 31, 2026 and December 31, 2025, the principal balance of the Senior Secured Notes was $856,383 and $942,543, respectively, net of unamortized debt discount of $16,503 and $33,302, respectively.

NOTE 3 – SECURED NOTES PAYABLE

Senior Secured Business Loan Agreement

During the year ended December 31, 2025, the Company entered into a series of Senior Secured Promissory Notes with investors (the “Notes”) for an aggregate principal amount of $975,845 with the Company receiving cash proceeds of $929,376. The Company recognized debt discount of $46,469 at the issuance of the notes. The Notes mature on December 31, 2026, bear interest at 15% per year, were issued with a 5% original issue discount and are secured by all assets of the Company. In the event the Company enters into a qualified financing event as defined in the agreement, in which the Company receives gross proceeds of at least $2,500,000, the Company shall apply 50% of the proceeds from such offering to redeem the Notes. The cash redemption amount payable to each holder in connection with such Qualified Financing Redemption shall be equal to the product of (I) post-money valuation of the Company following such Qualified Financing and (II) the quotient of (x) the outstanding note balance of the Note held by such holder on the date of such Qualified Financing Redemption and (y) the lower of (i) the product of 0.8 and the post-money valuation of the Company following such Qualified Equity Financing and (ii) $7 million (such amount redeemed, the “Qualified Financing Redemption Amount”); provided, however, that the Qualified Financing Redemption Amount paid to any holder shall not be greater than five hundred percent (500%) of the Outstanding Note Balance of the Note held by such holder on the date of such Qualified Financing Redemption. The Note does not grant the Holder any equity, conversion rights, or ownership in the Company. The Notes and any accrued and unpaid interest are due and payable in the event of a change of control of the Company.

The Company recognized amortization of debt discount of $13,167 during the year ended December 31, 2025. As of December 31, 2025, the principal balance of the Senior Secured Notes was $942,543, net of unamortized debt discount of $33,302.

On May 10, 2024, the Company entered into a secured business loan agreement in the principal amount of $150,000 bearing a variable interest rate based on changes on the 1 Month Term Secured Overnight Financing Rate index, or 14.30% to 15.33%, with a maturity date of May 10, 2025. The note is secured by all assets of the Company. During the years ended December 31, 2025 and 2024, the Company made principal payments of $75,000 and $0, respectively, along with interest payments of $5,345 and $12,774, respectively. As of December 31, 2025, the note had a principal balance of $0, with accrued interest of $0. As of December 31, 2024, the note had a principal balance of $75,000, with accrued interest of $0.